Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of income taxes [line items]
Income tax statutory rate	26.50%	26.50%
Non-capital losses available to reduce future taxable income	$ 296.7	$ 280.2
Deductible capital losses	90.3	126.7
Investment tax credits receivable	45.4	32.5
Refundable investment tax credits receivable	35.7	24.1
Investment tax credits receivable available to reduce future taxable income	9.7	8.4
United States [member]
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income	294.9	268.8
Non Us [member]
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income	$ 1.8	$ 11.4